SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Beginning balance	$ 407,552
Ending balance	303,192	$ 407,552
Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	603,338	616,744
Additions	38,728	9,419
Disposals	(5,214)	(4,764)
Transfer from right-of-use assets	44,452	23,436
Acquisition of subsidiary	186
Reclassification to inventories	(260,971)	(41,297)
Effect of foreign currency exchange differences	(217)	(200)
Ending balance	420,302	603,338
Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(134,075)	(115,846)
Depreciation	24,978	30,555
Disposals	5,212	4,503
Transfer from right-of-use assets	19,703	4,809
Reclassification to inventories	(83,663)	(12,444)
Effect of foreign currency exchange differences	(209)	(188)
Ending balance	(89,672)	(134,075)
Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(61,711)	(63,419)
Reversal of impairment recognised in profit and loss		(1,707)
Disposals		1
Impairment loss (reversal of impairment) recognised in profit and loss	1,690
Reclassification to inventories	(35,963)
Ending balance	(27,438)	(61,711)
Office equipment, furniture and fittings and motor vehicles [member]
Statement1 [Line Items]
Beginning balance	136
Ending balance	809	136
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	3,282	4,189
Additions	652	113
Disposals	(941)	(826)
Transfer from right-of-use assets	0	0
Acquisition of subsidiary	186
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	(217)	(194)
Ending balance	2,962	3,282
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(3,146)	(4,092)
Depreciation	154	57
Disposals	938	815
Transfer from right-of-use assets	0	0
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	(209)	(188)
Ending balance	(2,153)	(3,146)
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	(1)
Reversal of impairment recognised in profit and loss		0
Disposals		1
Impairment loss (reversal of impairment) recognised in profit and loss	0
Reclassification to inventories	0
Ending balance	0	0
Plant and equipment [Member]
Statement1 [Line Items]
Beginning balance	106
Ending balance	0	106
Plant and equipment [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	1,630	4,331
Additions	0	0
Disposals	(6)	(102)
Transfer from right-of-use assets	0	0
Acquisition of subsidiary	0
Reclassification to inventories	(158)	(2,599)
Effect of foreign currency exchange differences	0	0
Ending balance	1,466	1,630
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(1,524)	(4,077)
Depreciation	107	129
Disposals	7	83
Transfer from right-of-use assets	0	0
Reclassification to inventories	(158)	(2,599)
Effect of foreign currency exchange differences	0	0
Ending balance	(1,466)	(1,524)
Plant and equipment [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Reversal of impairment recognised in profit and loss		0
Disposals		0
Impairment loss (reversal of impairment) recognised in profit and loss	0
Reclassification to inventories	0
Ending balance	0	0
Ships [member]
Statement1 [Line Items]
Beginning balance	397,492
Ending balance	280,501	397,492
Ships [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	576,250	589,095
Additions	16,068	2,076
Disposals	0	0
Transfer from right-of-use assets	44,452	23,436
Acquisition of subsidiary	0
Reclassification to inventories	(252,646)	(38,357)
Effect of foreign currency exchange differences	0	0
Ending balance	384,124	576,250
Ships [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(117,357)	(99,230)
Depreciation	18,515	22,822
Disposals	0	0
Transfer from right-of-use assets	19,703	4,809
Reclassification to inventories	(79,390)	(9,504)
Effect of foreign currency exchange differences	0	0
Ending balance	(76,185)	(117,357)
Ships [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(61,401)	(63,108)
Reversal of impairment recognised in profit and loss		(1,707)
Disposals		0
Impairment loss (reversal of impairment) recognised in profit and loss	2,000
Reclassification to inventories	(35,963)
Ending balance	(27,438)	(61,401)
Drydocking [Member]
Statement1 [Line Items]
Beginning balance	9,354
Ending balance	4,233	9,354
Drydocking [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	21,402	18,117
Additions	5,133	7,230
Disposals	(4,267)	(3,604)
Transfer from right-of-use assets	0	0
Acquisition of subsidiary	0
Reclassification to inventories	(8,167)	(341)
Effect of foreign currency exchange differences	0	0
Ending balance	14,101	21,402
Drydocking [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	(12,048)	(8,447)
Depreciation	6,202	7,547
Disposals	4,267	3,605
Transfer from right-of-use assets	0	0
Reclassification to inventories	(4,115)	(341)
Effect of foreign currency exchange differences	0	0
Ending balance	(9,868)	(12,048)
Drydocking [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Reversal of impairment recognised in profit and loss		0
Disposals		0
Impairment loss (reversal of impairment) recognised in profit and loss	0
Reclassification to inventories	0
Ending balance	0	0
Construction in progress [member]
Statement1 [Line Items]
Beginning balance	464
Ending balance	17,649	464
Construction in progress [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	774	774
Additions	16,875	0
Disposals	0	0
Transfer from right-of-use assets	0	0
Acquisition of subsidiary	0
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	17,649	774
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Transfer from right-of-use assets	0	0
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0
Construction in progress [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	(310)	(310)
Reversal of impairment recognised in profit and loss		0
Disposals		0
Impairment loss (reversal of impairment) recognised in profit and loss	(310)
Reclassification to inventories	0
Ending balance	0	(310)
Freehold land and buildings [Member]
Statement1 [Line Items]
Beginning balance	0
Ending balance	0	0
Freehold land and buildings [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance	0	238
Additions	0	0
Disposals	0	(232)
Transfer from right-of-use assets	0	0
Acquisition of subsidiary	0
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	0	(6)
Ending balance	0	0
Freehold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Transfer from right-of-use assets	0	0
Reclassification to inventories	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	0	0
Freehold land and buildings [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance	0	0
Reversal of impairment recognised in profit and loss		0
Disposals		0
Impairment loss (reversal of impairment) recognised in profit and loss	0
Reclassification to inventories	0
Ending balance	$ 0	$ 0